Leases - Summary of Lease Expense (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Leases [Abstract]
Operating lease expense	¥ 43,260
Short-term lease expense	57,180
Total lease expense	¥ 100,440